RELATED PARTY TRANSACTIONS - Ship Finance Limited (Details) - SFL Leases $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2015 vessel	Jun. 30, 2023 vessel	Dec. 31, 2015 USD ($) vessel
Related Party Transaction [Line Items]
Number of vessels sold and leased back		1
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Related Party Transaction [Line Items]
Number of vessels sold and leased back	8	8	8
Aggregate price sold en-bloc | $			$ 272.0
Duration of time charter			10 years